Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 10, 2010	Dec. 31, 2009
Common shares, par value	$ 0.01	$ 0.01		$ 0.001
Common shares, shares authorized	5,000,000,000	5,000,000,000	2,000,000	805,000
Common shares, shares issued	224,100,000	224,100,000		805,000
Common shares, shares outstanding	216,902,000	216,900,000